Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Charging station expenses	$ 9,265	$ 5,393	$ 4,812
Lease incentive liability	1,953	2,354	4,038
Employee related expenses	7,079	9,239	3,713
Financing transaction costs		0	3,459
Deposit liability	0	850	2,509
Accrued interest	0	1,294	1,426
Other	1,347	1,038	1,576
Total accrued expenses and other liabilities	$ 19,644	$ 20,168	$ 21,533